Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Schwab Capital Trust
Entity Central Index Key	0000904333
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Schwab Fundamental Global Real Estate Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental Global Real Estate Index Fund
Class Name	Schwab Fundamental Global Real Estate Index Fund
Trading Symbol	SFREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Global Real Estate Index Fund	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2025, the fund returned 13.56%. The MSCI ACWI Index (Net)
1
, which serves
as the fund’s regulatory index and provides a broad measure of market performance, returned 15.06%. The fund does not seek to track the regulatory index. On June 21, 2024, the fund transitioned from generally investing in securities that are included in the
Russell RAFI™ Global Select Real Estate Index (Net)
1
which returned 12.02% to generally investing in securities that are included in the RAFI Fundamental High Liquidity Global Real Estate Index (Net)
1
which returned 12.43%. The Fundamental Global Real Estate
Spliced Index returned 12.21%.
Top contributors to total return:
■

Securities from the United States, including Welltower, Inc.
■

Chinese securities
Top detractors from total return:
■

Securities from Hong Kong, including New World Development Co. Ltd.
■

Philippine securities
Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (February 28, 2015 - February 28, 2025)
1,2,3

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Global Real Estate Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Global Real Estate Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Due to new regulatory requirements, the fund’s regulatory index has changed to the MSCI ACWI Index (Net). The MSCI ACWI Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Global Select Real Estate Index (Net) to the RAFI Fundamental High Liquidity
Global Real Estate Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Global Real Estate Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Global Real Estate Index Fund (10/22/2014) 1,2	13.56%	0.44%	2.60%
MSCI ACWI Index (Net) 3,4	15.06%	12.79%	9.11%
RAFI Fundamental High Liquidity Global Real Estate Index (Net) 3,5	12.43%	N/A	N/A
Russell RAFI™ Global Select Real Estate Index (Net) 3	12.02%	-0.05%	2.14%
Fundamental Global Real Estate Spliced Index	12.21%	-0.02%	2.16%
FTSE EPRA Nareit Global Index (Net) 3	9.22%	0.47%	1.95%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Global Real Estate Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Global Real Estate Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Due to new regulatory requirements, the fund’s regulatory index has changed to the MSCI ACWI Index (Net). The MSCI ACWI Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
5
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Global Select Real Estate Index (Net) to the RAFI Fundamental High Liquidity
Global Real Estate Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Global Real Estate Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Performance Inception Date	Oct. 22, 2014
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Global Select Real Estate Index (Net) to the RAFI Fundamental High Liquidity
Global Real Estate Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Global Real Estate Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 76,670,000
Holdings Count | Holding	384
Advisory Fees Paid, Amount	$ 306,670
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$76,670
Number of Holdings (excludes derivatives)	384
Portfolio Turnover Rate	26%
Advisory Fees Paid by the Fund	$306,670
Weighted Average Market Cap (millions)	$22,304
Price/Earnings Ratio (P/E)	17.7
Price/Book Ratio (P/B)	0.8
Qualified Dividend Income	$958,092
Qualified Business Income Deduction (199A)	$1,155,927

Holdings [Text Block]
Industry Weightings % of Investments
1

Top Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Represents an aggregate of industry weightings, none of which represent more than 1.0% of investments.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since March 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ Global Select Real Estate Index to the RAFI
Fundamental High Liquidity Global Real Estate Index.
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of global real estate equities based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund will generally invest in stocks that are included in its comparative index.

Material Fund Change Objectives [Text Block]
Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of global real estate equities based on their fundamental size and weight.

Material Fund Change Strategies [Text Block]	Effective June 21, 2024, in connection with the comparative index change, the fund will generally invest in stocks that are included in its comparative index.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since March 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.

Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus